S000058077 [Member] Investment Strategy - Royce Quant Small-Cap Quality Value ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund primarily invests in equity securities of small-capitalization companies that are traded in the United States and meet certain criteria using a proprietary methodology created by the fund’s subadviser, Royce & Associates, LP (Royce & Associates, LP primarily conducts its business under the name Royce Investment Partners (“Royce” or the “subadviser”)). Under normal market conditions, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of small-capitalization companies or other instruments with similar characteristics. Small-capitalization companies are U.S.-headquartered companies listed on U.S. exchanges with market capitalizations that are between the 1001st and 3000th largest companies based on descending market capitalization at the time of investment. As of March 31, 2025, the universe was comprised of companies with capitalizations ranging from $34 million to $4.3 billion.
Royce uses a quantitative investment process that seeks to identify stocks with lower than average valuation, higher than average profitability, and higher than average debt coverage (i.e., available cash flow to pay current debt obligations) as compared with other stocks included in the investment universe while maintaining a comparable risk profile. The fund’s investment universe includes common stocks of U.S.-headquartered companies listed on U.S. exchanges, and excludes royalty companies, American depositary receipts and global depositary receipts, master limited partnerships, stocks with a share price less than or equal to $1.00 at the time of purchase, and stocks deemed by Royce to have insufficient trading volume. The universe is then refined to include stocks with market capitalizations that are between the 1001st and 3000th largest companies based on descending market capitalization at the time of investment. From that universe, real estate investment trusts are excluded.
From the universe of eligible companies, Royce selects securities using its proprietary, rules-based multi-factor scoring system, with all factors described herein measured and determined by Royce, in an effort to identify companies which combine favorable attributes of quality and value, as defined by Royce, compared with companies within the same market sector. Royce ranks the securities in the investment universe within each sector according to the quality and value factors, which yields a model score that determines the securities that are selected for inclusion in the fund’s portfolio. Sector allocations are determined by the number of companies in each sector. For quality factors, Royce focuses on a company’s profitability (as measured by return on invested capital), the historic stability of its profitability (as measured by variance of return on assets), and debt coverage (as measured by cash flow relative to debt). The debt coverage ratio is used in an attempt to limit the fund’s exposure to companies that Royce believes may have higher financial risk. For value factors, Royce focuses on the free cash flow of a company (i.e., net cash from operating activities minus capital expenditures) compared to its enterprise value. Enterprise value is determined by adding the company’s outstanding debt (including preferred stock and minority interests) to the company’s market capitalization and then subtracting cash and cash equivalents from the total value.
After the securities are scored by quality and value factors, each security’s momentum score, which is based on the price performance over the most recent 30 days, is used to determine the timing of when the security may be bought or sold for the fund (i.e., the momentum score is used by Royce to try to determine the opportune time to buy or sell). For example, if a security selected for inclusion in the fund’s portfolio according to the quality and value factors has exhibited high momentum, Royce may temporarily delay purchasing such security. Conversely, if a security selected for removal from the fund’s portfolio according to the quality and value factors has exhibited high momentum, Royce will typically sell such security as soon as is practicable.
Position weights of securities within the fund’s portfolio are determined by Royce by calculating a composite score based on company fundamentals that include book value, revenue, free cash flow, and dividends paid. By using fundamental factors to weight stocks rather than market capitalization, Royce seeks to have lower exposure to overvalued companies while still maintaining broad diversification within the fund’s portfolio. Royce generally seeks to limit the weight of individual securities in the fund’s portfolio to no more than 3% of its net assets and to limit sector exposures within the portfolio to no more than 25% of its net assets, each measured at the time of investment. Although the fund primarily invests in equity securities of small-capitalization companies, the fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations.
Royce’s proprietary, rules-based multi-factor scoring system may incorporate information and data obtained from third-party providers as supplementary to Royce’s own proprietary research and analysis. Royce has the right to change the third-party service providers that support this process at any time.
Royce may seek to sell a security if: (i) the security no longer meets its quality and value criteria; (ii) the security reaches its position size limit in the fund’s portfolio; (iii) there are adverse policy changes that could affect the security’s outlook; or (iv) better investment opportunities become available. The fund may engage in active and frequent trading to achieve its investment objective, resulting in high portfolio turnover.